INCOME TAXES - Loss Carryforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 2,963	$ 2,039
Dynaflows S.A. | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	2	0
Dynaflows S.A. | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	33	138
Dynaflows S.A. | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	88	53
Dynaflows S.A. | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	33	4
IAFH Global S.A. | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	426	594
IAFH Global S.A. | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	586	0
Globant Brasil Consultoria Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 540	$ 767
Amount of carryforward that can be utilized as a percent of taxable income	30.00%	30.00%
We Are London Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 56	$ 163
Difier S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	3
Sistemas Globales S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	25
Avanxo S.A. | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	4	129
Avanxo S.A. | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	4	0
Avanxo S.A. | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	32	0
Avanxo S.A. | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	23	0
BSF S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	140
Avanxo - Sucursal del Perú
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	20
Globant France S.A.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	3
Avanxo México Sociedad Anónima Promotora de inversión de Capital Variable | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	379	0
Globant India Private Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	472	0
Grupo ASSA Colombia SAS | 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	84	0
Globant S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 201	$ 0